                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-3495

                           SCUDDER MONEY MARKET TRUST
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        5/31

Date of reporting period:       11/30/2004

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder Money Market Series

Scudder Institutional Shares

Semiannual Report to Shareholders

November 30, 2004

Scudder
Institutional Shares

Scudder Money Market Series

Scudder Institutional Funds Client Services
222 South Riverside Plaza, 33rd Floor
Chicago, Illinois 60606-5808

Telephone: 800 537 3177
E-mail: ifunds@scudder.com
Web site: moneyfunds.deam-us.db.com

Investment Manager
Deutsche Investment Management Americas Inc.

Distributor
Scudder Distributors, Inc.

Custodian
State Street Bank and Trust Company

Fund Accounting Agent
Scudder Fund Accounting Corporation

Transfer Agent and Dividend Disbursing Agent
Scudder Service Corporation

Legal Counsel
Ropes & Gray

For more information, call or write the Distributor at the address above.

—————————

Contents

Click Here Portfolio Management Review

Click Here Information About Your Fund's Expenses

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Other Information

Click Here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please read this fund's prospectus for specific details regarding its risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio Management Review

In the following interview, Portfolio Manager Geoffrey Gibbs and other members of the fund's investment team discuss the market environment and the team's approach to managing Scudder Institutional Shares during the six-month period ended November 30, 2004.

Q:  Will you discuss the market environment for the fund during the most recent six-month period?

A:  Back in April, the "nonfarm payroll" figure had surprised everyone with the government reporting that the economy had created more than 300,000 new jobs in March. With this news, fixed-income markets experienced a dramatic turnaround, with one-year LIBOR rates (the worldwide benchmark rate for money markets) spiking from 1.35% to 1.85% in anticipation of a potential short-term interest rate increase by the US Federal Reserve (the Fed) as early as August.1 The April and May jobs reports were also strong, and the Fed stated that it would begin to raise interest rates in the near future. The Fed was signaling its concerns over a possible resurgence in inflation, and hinted it might soon raise short-term rates to try to restrain the economy from growing too fast and possibly reigniting inflation. (The Fed had been keeping short-term interest rates low to help spur renewed economic growth.) In anticipation of a change in the Fed's stance, we reduced average maturity to reduce interest rate risk in the fund's portfolio; the longer the fund's average maturity, the more interest rate risk.

1 LIBOR, or the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.

The markets reacted swiftly to the Fed's new signals, with one-year money market rates rising to 2.5%. Investors were anticipating that the federal funds rate would eventually rise to 2.25% in four to five increments by year end. As the Fed's June meeting drew closer, we continued to reduce the fund's average maturity, purchasing only shorter-term issues, as the market began to anticipate additional Fed rate hikes. When the Fed finally raised the federal funds rate by 25 basis points in late June, it stated that it would conduct its credit-tightening program at a "measured" pace. As the market began to stabilize, market participants were more comfortable taking on some additional risk, and resumed purchasing longer-term issues.

As we moved into the third quarter, US economic momentum hit a "soft patch" as consumer purchasing slackened, job creation dipped, oil prices rose to $45 per barrel and Iraq's security situation seemed to deteriorate. In reaction, investors began to question whether the number of Fed rate increases that previously had been factored in by market participants would actually occur, and one-year money market rates dipped. Meanwhile, the Fed raised short-term rates in increments of 25 basis points at its August and September meetings. In October, the market rallied — and yields declined — upon news of September's disappointing nonfarm payroll report. Debt prices then faltered and yields moved up as oil prices rose as high as $56 per barrel (i.e., the market viewed a weaker economy as a buying opportunity, and then reacted negatively to the possibility of oil prices spurring renewed inflation). On November 10th the Fed raised short-term interest rates another 25 basis points, and a very strong October jobs report induced another market sell-off, sending longer-term money market rates higher, at least for the time being. The questions weighing on the market as the period ended were whether higher oil prices would eventually slow the US economy, and what effect this might have on Fed actions over the next 12 months.

Money market yield curve 5/31/04 versus 11/30/04

Length of Maturity (in months)

This chart is not intended to represent the yield of any Scudder fund. Past performance is no guarantee of future results.

Source: Bloomberg, L.P.

Q:  How did the fund perform over the most recent semiannual period?

A:  For the period, the fund registered favorable performance and achieved its stated objectives of providing maximum current income while maintaining stability of capital.

Q:  In light of market conditions during the period, what has been the strategy for the fund?

A:  In the second quarter, one-year money market rates rose sharply in response to concerns that the Fed would raise short-term interest rates aggressively over the next 12 to 24 months. Our strategy was to substantially decrease the fund's average maturity to reduce risk, limiting our purchases to three-month maturity issues and shorter. At the close of the period, the fund's weighted average maturity was approximately 27 days.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

Institutional Shares Yields
	7-day current yield	7-day compounded effective yield
May 31, 2004*	1.00%	1.00%
November 30, 2004*	1.94%	1.96%

*The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements the 7-day current yield would have been 1.80% and 0.85% and the 7-day compounded effective yield would have been 1.82% and 0.85% as of November 30, 2004 and May 31, 2004, respectively.

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolio over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. The 7-day compounded effective yield is the annualized yield based on the most recent 7 days of interest earnings with all income reinvested. For the most current yield information, please visit our web site: moneyfunds.deams-us.db.com.

During this period, we increased the fund's allocation in floating-rate securities. The interest rate of floating-rate securities adjusts periodically based on indices such as LIBOR and the federal funds rate. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment. Our decision to increase our allocation in this sector helped performance during the period.

Q:  What detracted from performance during the period?

A:  As we moved into the third quarter and one-year rates rose, we waited to extend maturity until we were certain that those rates had peaked. We preferred to err on the side of caution, and missed the recent top of the one-year money market rate at 2.5%. Given the dramatic turns in economic data thus far this year, we felt it was prudent to keep maturity shorter — and forgo some additional yield — when the direction of the market had been so uncertain.

Q:  Will you describe your management philosophy?

A:  We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Institutional Shares of the Fund limited these expenses; had it not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended November 30, 2004.

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2004
Actual Fund Return	Institutional Shares
Beginning Account Value 6/1/04	$ 1,000.00
Ending Account Value 11/30/04	$ 1,007.10
Expenses Paid per $1,000*	$ .66
Hypothetical 5% Fund Return	Institutional Shares
Beginning Account Value 6/1/04	$ 1,000.00
Ending Account Value 11/30/04	$ 1,024.41
Expenses Paid per $1,000*	$ .67

* Expenses are equal to the Fund's annualized expense ratio for the share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratio	Institutional Shares
Scudder Money Market Series	.13%

For more information, please refer to the Fund's prospectus.

Portfolio Summary November 30, 2004

Portfolio Composition	11/30/04	5/31/04

Commercial Paper	28%	26%
Floating Rate Notes	26%	36%
Certificates of Deposit and Bank Notes	18%	17%
Time Deposits	13%	7%
US Government Sponsored Agencies+	5%	2%
Repurchase Agreements	4%	2%
Promissory Notes	3%	5%
Asset Backed	1%	1%
Short-Term Notes	1%	—
Funding Agreements	1%	—
Municipal Investments	—	1%
Government National Mortgage	—	2%
US Government Backed	—	1%
	100%	100%
Weighted Average Maturity
Scudder Money Market Series	27 days	50 days
First Tier Retail Money Fund Average*	41 days	51 days

+ Not backed by the full faith and credit of the US Government

* Category includes only non-government retail funds that also are not holding any second tier securities. Portfolio Holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier CP, Floating Rate Notes and Asset Backed Commercial Paper.

Portfolio composition is subject to change. For more complete details about the Funds' holdings, see page 12. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com and moneyfunds.deam-us.db.com on the 15th of the following month.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of November 30, 2004 (Unaudited)

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 17.9%
ABN AMRO Bank NV:
1.26%, 12/14/2004	50,000,000	49,997,472
1.93%, 3/3/2005	38,000,000	38,000,000
Bank of America NA, 1.75%, 12/16/2004	59,500,000	59,500,000
Barclays Bank PLC, 1.92%, 3/7/2005	50,000,000	50,000,000
Calyon:
1.14%, 12/31/2004	40,000,000	40,000,000
1.21%, 12/23/2004	50,000,000	50,000,000
Depfa Bank PLC:
1.92%, 3/3/2005	50,000,000	50,000,000
2.26%, 1/24/2005	35,000,000	35,000,000
Dexia Banque Belgique, 2.03%, 12/14/2004	50,000,000	50,000,000
HBOS Treasury Services PLC:
1.76%, 2/9/2005	30,000,000	30,000,578
1.93%, 3/3/2005	100,000,000	100,000,000
2.06%, 1/26/2005	55,000,000	55,000,000
ING Bank NV, 2.04%, 12/14/2004	150,000,000	150,000,000
Natexis Banque Populaires, 2.06%, 2/2/2005	160,000,000	160,000,000
Northern Rock PLC, 2.26%, 2/17/2005	50,000,000	50,000,000
Royal Bank Canada:
1.205%, 3/14/2005	97,100,000	96,892,861
1.21%, 3/14/2005	94,100,000	93,900,580
Societe Generale:
1.185%, 1/4/2005	25,000,000	25,000,000
1.85%, 2/17/2005	75,000,000	74,995,155
2.04%, 2/2/2005	20,000,000	19,999,450
Toronto Dominion Bank:
2.27%, 3/9/2005	65,000,000	65,000,000
2.51%, 5/27/2005	100,000,000	100,002,427
UniCredito Italiano SpA:
1.75%, 12/7/2004	50,000,000	50,000,000
2.0%, 1/10/2005	125,000,000	125,000,000
US Bank NA, 1.2%, 3/28/2005	35,000,000	34,914,646
Wells Fargo Bank NA, 2.03%, 12/16/2004	50,000,000	49,999,359
Westpac Banking Corp., 2.03%, 12/8/2004	50,000,000	50,000,097
Total Certificates of Deposit and Bank Notes (Cost $1,753,202,625)		1,753,202,625
Commercial Paper 27.8%
Barclays US Funding LLC, 2.26%**, 2/14/2005	76,000,000	75,643,750
British Transco Capital, Inc.:
1.92%**, 12/10/2004	32,000,000	31,984,640
2.23%**, 2/7/2005	40,000,000	39,832,267
Caisse Nationale Des Caisses D'Epargne et Prevoyan, 1.99%**, 1/19/2005	40,000,000	39,892,200
Cancara Asset Securitization LLC:
1.75%**, 12/1/2004	31,646,000	31,646,000
1.75%**, 12/2/2004	47,958,000	47,955,669
CC (USA), Inc., 2.01%**, 1/10/2005	39,500,000	39,411,783
Charta LLC, 2.08%**, 12/1/2004	100,000,000	100,000,000
CIT Group, Inc.:
1.89%**, 2/7/2005	50,000,000	49,545,667
1.9%**, 1/18/2005	35,000,000	34,911,333
1.91%**, 2/22/2005	35,000,000	34,846,681
1.97%**, 3/21/2005	30,000,000	29,820,333
2.38%**, 4/4/2005	20,000,000	19,837,422
2.38%**, 4/5/2005	20,000,000	19,834,722
Citigroup Global Markets Holdings, Inc., 2.11%**, 12/17/2004	200,000,000	199,816,000
Compass Securitization LLC, 2.05%**, 12/14/2004	31,715,000	31,691,522
CRC Funding LLC, 2.27%**, 2/7/2005	70,000,000	69,701,178
Credit Suisse First Boston (USA), Inc., 2.07%**, 1/25/2005	25,000,000	24,921,319
Dorada Finance, Inc.:
1.99%**, 1/14/2005	55,000,000	54,866,228
2.01%**, 1/10/2005	25,000,000	24,944,167
Edison Asset Security LLC, 2.06%**, 12/1/2004	120,000,000	120,000,000
General Electric Capital Corp., 1.77%**, 1/3/2005	65,000,000	64,894,537
General Electric Capital Services, Inc., 2.06%**, 12/1/2004	50,000,000	50,000,000
General Electric Co., 2.06%**, 12/1/2004	50,000,000	50,000,000
Giro Funding US Corp.:
1.4%**, 12/15/2004	50,000,000	49,959,944
2.23%**, 12/29/2004	50,000,000	49,913,278
Grampian Funding Ltd.:
2.01%**, 1/21/2005	80,000,000	79,773,333
2.24%**, 2/14/2005	35,000,000	34,837,396
Irish Life and Permanent PLC:
1.75%**, 2/7/2005	100,000,000	99,669,444
2.46%**, 5/16/2005	46,000,000	45,484,570
Jupiter Securitization Corp., 1.98%**, 1/5/2005	29,971,000	29,913,306
K2 (USA) LLC, 1.88%**, 2/18/2005	50,000,000	49,794,820
KBC Financial Products International Ltd., 1.86%**, 2/10/2005	45,000,000	44,835,812
Lake Constance Funding LLC:
1.74%**, 12/1/2004	38,000,000	38,000,000
2.04%**, 12/3/2004	32,000,000	31,996,373
2.05%**, 12/7/2004	44,000,000	43,984,967
Liberty Street Funding Corp.:
2.03%**, 12/3/2004	50,000,000	49,994,361
2.04%**, 12/13/2004	65,316,000	65,271,585
2.04%**, 12/14/2004	75,153,000	75,097,637
2.07%**, 12/15/2004	25,885,000	25,864,163
Northern Rock PLC, 1.75%**, 12/1/2004	25,000,000	25,000,000
RWE AG, 1.83%**, 2/8/2005	30,000,000	29,895,350
Santander Central Hispano Finance (Delaware), Inc., 2.01%**, 1/19/2005	125,000,000	124,659,722
Scaldis Capital LLC:
1.75%**, 12/2/2004	28,299,000	28,297,624
2.05%**, 12/15/2004	50,000,000	49,960,139
2.06%**, 1/24/2005	50,272,000	50,117,414
2.24%**, 2/15/2005	34,453,000	34,290,803
2.26%**, 2/16/2005	25,000,000	24,879,687
Sheffield Receivables Corp., 2.07%**, 12/1/2004	36,010,000	36,010,000
Siemens Capital Co. LLC, 2.04%**, 12/7/2004	50,000,000	49,983,000
Spintab Swedmortgage, 1.75%, 12/2/2004	75,000,000	74,996,365
Tulip Funding Corp.:
1.74%**, 12/1/2004	28,340,000	28,340,000
2.09%**, 12/17/2004	21,404,000	21,384,118
WestPac Capital Corp., 1.99%**, 1/19/2005	40,000,000	39,891,655
Total Commercial Paper (Cost $2,718,094,284)		2,718,094,284

Floating Rate Notes* 26.7%
Abbey National Treasury Services PLC, 1.991%, 12/8/2004	100,000,000	99,999,421
American Express Centurion Bank, 1.99%, 9/1/2005	50,000,000	50,014,252
American Express Credit Corp., 2.1%, 10/5/2005	95,000,000	95,092,196
American Honda Finance Corp.:
144A, 2.029%, 1/20/2005	35,000,000	35,000,000
144A, 2.16%, 5/6/2005	30,000,000	30,000,000
Associates Corp. of North America, 2.05%, 6/27/2005	40,000,000	40,000,000
Bank of America NA, 2.1%, 12/9/2004	240,000,000	240,000,000
Beta Finance, Inc.:
144A, 2.035%, 4/15/2005	88,000,000	87,991,863
2.201%, 11/23/2005	45,000,000	45,022,100
Canadian Imperial Bank of Commerce, 2.16%, 10/14/2005	120,000,000	120,080,714
CIT Group, Inc., 1.87%, 12/1/2004	50,000,000	50,000,000
Depfa Bank PLC, 1.86%, 9/15/2005	92,000,000	91,996,505
General Electric Capital Corp.:
2.005%, 3/15/2005	25,000,000	25,011,647
2.263%, 5/12/2005	15,000,000	15,010,088
2.33%, 3/21/2005	12,500,000	12,509,171
HBOS Treasury Services PLC:
1.924%, 3/14/2005	50,000,000	50,015,022
2.17%, 7/29/2005	41,250,000	41,267,621
International Business Machines Corp., 2.071%, 12/8/2005	50,000,000	50,000,000
Lehman Brothers Holdings, Inc., 2.263%, 12/23/2005	100,000,000	100,126,762
Links Finance LLC, 144A, 2.12%, 1/18/2005	45,000,000	45,002,646
Merrill Lynch & Co., Inc.:
2.039%, 4/4/2005	60,000,000	60,000,000
2.373%, 1/13/2005	55,000,000	55,023,416
2.43%, 2/3/2005	25,000,000	25,013,227
Morgan Stanley:
1.892%, 7/1/2005	20,000,000	20,002,024
2.13%, 1/5/2005	30,000,000	30,000,000
2.13%, 2/18/2005	100,000,000	100,000,000
2.13%, 3/25/2005	80,000,000	80,000,000
2.143%, 5/24/2005	100,000,000	100,000,000
2.143%, 7/1/2005	20,000,000	20,009,192
Natexis Banque Populaires:
2.128%, 12/10/2004	30,000,000	30,000,000
2.138%, 12/13/2004	35,000,000	34,999,710
National City Bank of Cleveland, 2.085%, 5/24/2005	70,000,000	70,000,000
National City Bank of Indiana, 2.125%, 1/13/2005	40,000,000	40,003,047
Pfizer, Inc., 144A, 2.02%, 10/7/2005	70,000,000	70,000,000
Rabobank Nederland NV, 2.09%, 3/2/2005	35,000,000	35,001,703
Royal Bank of Scotland PLC, 2.11%, 9/29/2005	65,000,000	64,976,906
Societe Generale:
1.983%, 12/6/2004	90,000,000	89,999,657
2.022%, 12/10/2004	120,000,000	119,998,956
2.08%, 2/25/2005	40,000,000	39,999,888
SunTrust Bank NA, 2.08%, 4/1/2005	110,000,000	110,003,628
Tango Finance Corp., 144A, 2.1%, 1/20/2005	20,000,000	19,999,725
US Bank NA, 1.974%, 1/4/2005	30,000,000	29,998,980
Westpac Banking Corp., 1.79%, 9/9/2005	40,000,000	39,990,729
Total Floating Rate Notes (Cost $2,609,160,796)		2,609,160,796

US Government Sponsored Agencies 4.6%
Federal Home Loan Mortgage Corp.:
1.64%**, 12/1/2004	50,000,000	50,000,000
1.64%**, 12/6/2004	35,000,000	34,992,028
2.0%*, 10/7/2005	100,000,000	100,000,000
Federal National Mortgage Association:
1.467%*, 2/14/2005	40,000,000	40,000,000
1.64%, 1/4/2005	90,000,000	90,000,000
1.74%*, 12/9/2005	50,000,000	49,968,935
1.85%**, 2/16/2005	80,000,000	79,685,155
Total US Government Sponsored Agencies (Cost $444,646,118)		444,646,118

Asset Backed 0.6%
Granite Mortgage PLC, "1A1", Series 2004-1, 2.12%*, 12/20/2004	4,995,781	4,995,781
Nissan Auto Receivables Owner Trust, "A1", Series 2004-B, 1.64%, 7/15/2005	9,807,736	9,807,736
Permanent Financing PLC, "1A", Series 4, 2.04%*, 3/10/2005	45,000,000	45,000,000
Total Asset Backed (Cost $59,803,517)		59,803,517

Municipal Investment 0.1%
Maryland, Health & Higher Educational Facilities Authority Revenue, Adventist, Series B, 2.2%***, 1/1/2035 (Cost $13,000,000)	13,000,000	13,000,000

Funding Agreement 0.6%
New York Life Insurance Co., 2.0%*, 9/20/2005 (Cost $60,000,000)	60,000,000	60,000,000

Promissory Notes 3.5%
Goldman Sachs Group, Inc.:
2.15%*, 5/26/2005	225,000,000	225,000,000
2.15%*, 8/10/2005	117,000,000	117,000,000
Total Promissory Notes (Cost $342,000,000)		342,000,000
Short-Term Notes 1.4%
Bear Stearns & Co., Inc., 2.21%*, 3/31/2005	110,000,000	110,000,000
General Electric Capital Corp., 2.3%*, 2/3/2005	25,000,000	25,003,018
Total Short-Term Notes (Cost $135,003,018)		135,003,018

Time Deposits 12.8%
Barclays Bank PLC, 2.0%, 12/1/2004	290,000,000	290,000,000
Citibank NA, 1.98%, 12/1/2004	100,000,000	100,000,000
Canadian Imperial Bank of Commerce, 2.0%, 12/1/2004	164,089,726	164,089,726
Fifth Third Bank, 2.03%, 12/1/2004	300,000,000	300,000,000
Keybank NA, 2.0%, 12/1/2004	200,000,000	200,000,000
State Street Bank and Trust Co., 2.0%, 12/1/2004	200,000,000	200,000,000
Total Time Deposits (Cost $1,254,089,726)		1,254,089,726

Repurchase Agreements 4.1%
Bank of America, 2.06%, dated 11/30/2004, to be repurchased at $46,002,632 on 12/01/2004 (b)	46,000,000	46,000,000
Credit Suisse First Boston Corp., 1.97%, dated 11/30/2004, to be repurchased at $32,202,958 on 12/01/2004 (c)	32,201,196	32,201,196
JPMorgan Chase, Inc., 2.11%, dated 11/30/2004, to be repurchased at $243,526,672 on 12/01/2004 (d)	243,512,399	243,512,399
State Street Bank and Trust Co., 1.94%, dated 11/30/2004, to be repurchased at $78,023,204 on 12/01/2004 (e)	78,019,000	78,019,000
Total Repurchase Agreements (Cost $399,732,595)		399,732,595
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $9,788,732,679) (a)	100.1	9,788,732,679
Other Assets and Liabilities, Net	(0.1)	(7,373,174)
Net Assets	100.0	9,781,359,505

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of November 30, 2004.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2004.

(a) Cost for federal income tax purposes was $9,788,732,679.

(b) Collateralized by $46,103,129 Federal National Mortgage Association., 5.5%, maturing on 5/1/2034 with a value of $46,920,000.

(c) Collateralized by $58,260,000 US Treasury Strips Security, Zero Coupon, maturing on 11/15/2016 with a value of $32,846,990.

(d) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

152,672,161	Federal Home Loan Mortgage Corp.	4.00-5.50	2/15/2017- 11/15/2029	152,170,913
96,130,967	Federal National Mortgage Association	4.00-5.82	1/25/2027- 3/25/2031	96,212,477
Total Collateral Value				248,383,390

(e) Collateralized by $79,085,000 Federal Home Loan Mortgage Corp., 2.875%, maturing on 9/15/2005 with a value of $79,583,394.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of November 30, 2004 (Unaudited)
Assets
Investments in securities, at amortized cost	$ 9,788,732,679
Cash	88
Interest receivable	14,674,179
Receivable for investments sold	4,433,149
Other assets	154,186
Total assets	9,807,994,281
Liabilities
Payable for investments purchased	20,010,103
Dividends payable	3,223,791
Payable for Fund shares redeemed	986,655
Accrued management fee	969,446
Other accrued expenses and payables	1,444,781
Total liabilities	26,634,776
Net assets, at value	$ 9,781,359,505
Net Assets
Net assets consist of: Accumulated distributions in excess of net investment income	(43,530)
Accumulated net realized gain (loss)	(262,368)
Paid-in capital	9,781,665,403
Net assets, at value	$ 9,781,359,505

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of November 30, 2004 (Unaudited) (continued)
Net Asset Value

Prime Reserve Class AARP

Net Asset Value, offering and redemption price per share ($78,792,239 ÷ 78,867,176 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)

$ 1.00

Prime Reserve Class S

Net Asset Value, offering and redemption price per share ($35,704,474 ÷ 35,708,356 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)

$ 1.00

Premium Class AARP

Net Asset Value, offering and redemption price per share ($159,545,684 ÷ 159,529,924 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)

$ 1.00
Premium Class S Net Asset Value, offering and redemption price per share ($492,343,400 ÷ 492,472,081 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 1.00
Managed Shares Net Asset Value, offering and redemption price per share ($431,527,521 ÷ 431,678,787 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 1.00

Institutional Shares

Net Asset Value, offering and redemption price per share ($8,583,446,187 ÷ 8,583,582,990 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended November 30, 2004 (Unaudited)
Investment Income
Income: Interest	$ 82,751,954
Expenses: Management fee	13,480,052
Services to shareholders	812,341
Custodian and accounting fees	670,064
Auditing	21,777
Legal	83,571
Reports to shareholders	45,083
Registration fees	47,996
Trustees' fees and expenses	129,665
Other	18,612
Total expenses, before expense reductions	15,309,161
Expense reductions	(7,773,555)
Total expenses, after expense reductions	7,535,606
Net investment income	75,216,348
Net realized gain (loss) on investment transactions	(16,998)
Net increase (decrease) in net assets resulting from operations	$ 75,199,350

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended November 30, 2004 (Unaudited)	Year Ended May 31, 2004
Operations: Net investment income	$ 75,216,348	$ 104,384,067
Net realized gain (loss) on investment transactions	(16,998)	535,752
Net increase (decrease) in net assets resulting from operations	75,199,350	104,919,819
Distributions to shareholders from: Net investment income: Prime Reserve Class AARP	(519,026)	(669,344)
Prime Reserve Class S	(214,171)	(278,808)
Premium Class AARP	(1,094,084)	(1,413,592)
Premium Class S	(3,408,216)	(4,746,867)
Managed Shares	(3,074,261)	(4,560,599)
Institutional Shares	(67,014,951)	(92,674,603)
Fund share transactions: Proceeds from shares sold	52,300,343,426	89,485,332,033
Reinvestment of distributions	51,610,363	62,873,069
Cost of shares redeemed	(52,468,093,618)	(90,506,115,135)
Net increase (decrease) in net assets from Fund share transactions	(116,139,829)	(957,910,033)
Increase (decrease) in net assets	(116,265,188)	(957,334,027)
Net assets at beginning of period	9,897,624,693	10,854,958,720
Net assets at end of period (including accumulated distributions in excess of and undistributed net investment income of $43,530 and $64,831, respectively)	$ 9,781,359,505	$ 9,897,624,693

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Institutional Shares
Years Ended May 31,	2004[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.007	.010	.015	.026	.061	.056
Distributions from net investment income	(.007)	(.010)	(.015)	(.026)	(.061)	(.056)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.71**	.99	1.50	2.64	6.24[c]	5.74
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8,583	8,646	9,261	3,919	7,169	3,350
Ratio of expenses before expense reductions (%)	.28*	.34	.35	.35	.34	.30[d]
Ratio of expenses after expense reductions (%)	.13*	.15	.15	.15	.15	.15[d]
Ratio of net investment income (%)	1.40*	.99	1.44	2.69	6.05	5.73

[a] For the six months ended November 30, 2004 (Unaudited).

[b] Total returns would have been lower had certain expenses not been reduced.

[c] Total return for the period ending May 31, 2001 includes the effect of a voluntary capital contribution from the Advisor; without this contribution the total return would have been lower.

[d] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .30% and .15%, respectively.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Money Market Series (the "Fund") is the diversified investment portfolio of Scudder Money Market Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options: Prime Reserve Class AARP, Prime Reserve Class S, Premium Class AARP, Premium Class S, Managed Shares and Institutional Shares. Shares of Class AARP are designed for members of AARP. Prime Reserve Class S and Premium Class S shares of the Fund are generally not available to new investors. Certain detailed information for Prime Reserve Class AARP, Prime Reserve Class S, Premium Class AARP, Premium Class S and Managed Shares is provided separately and is available upon request. After December 31, 2004, Prime Reserve and Premium Class S shares will no longer be available to new investors except under certain circumstances. For a complete list of investors that may continue to purchase Class S shares after December 31, 2004, please refer to the Fund's Statement of Additional Information.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At May 31, 2004, the Fund had a net tax basis capital loss carryforward of approximately $245,000, which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until May 31, 2010, the expiration date, whichever occurs first.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

The tax character of current year distributions will be determined at the end of the fiscal year.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.25% of average daily net assets for the Fund, computed and accrued daily and payable monthly. For the period June 1, 2004 through July 31, 2004, the Advisor agreed to voluntarily waive 0.15% of its management fee and for the period August 1, 2004 through November 30, 2004, the Advisor agreed to voluntarily waive 0.14% of its investment management fee for the Fund. Accordingly, for the six months ended November 30, 2004, the Advisor waived a portion of its management fees pursuant to the Management Agreement aggregating $7,743,019 and the amount charged aggregated $5,737,033, which was equivalent to an annualized effective rate of 0.11% of the Fund's average daily net assets.

Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.50%, 0.50%, 0.50%, 0.50%, 0.20% and 0.15% of average daily net assets for Prime Reserve Class AARP, Prime Reserve Class S, Premium Class AARP, Premium Class S, Managed Shares and Institutional Shares, respectively (excluding certain expenses such as trustee and trustee counsel fees, extraordinary expenses, taxes, brokerage and interest).

In addition, for the six months ended November 30, 2004, the Advisor has agreed to reimburse the Fund $27,854, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

Service Provider Fees. Scudder Service Corporation ("SSC"), a subsidiary of the Advisor, is the transfer, shareholder service agent and dividend-paying agent for the Fund. Pursuant to a sub-transfer agency agreement between SSC and DST Systems, Inc. ("DST"), SSC has delegated certain transfer agent and dividend-paying agent functions to DST. The costs and expenses of such delegation are borne by SSC, not by the Fund. For the six months ended November 30, 2004, the amounts charged to the Fund by SSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at November 30, 2004
Prime Reserve Class AARP	$ 67,140	$ 48,582
Prime Reserve Class S	38,404	27,668
Premium Class AARP	49,767	34,670
Premium Class S	103,578	73,169
Managed Shares	28,182	18,362
Institutional Shares	20,720	13,357
	$ 307,791	$ 215,808

Scudder Fund Accounting Corporation ("SFAC"), an affiliate of the Advisor, is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. SFAC has retained State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Fund. For the six months ended November 30, 2004, the amount charged to the Fund by SFAC for accounting services aggregated $344,836, all of which is unpaid at November 30, 2004.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliate, AARP Services, Inc., monitors and oversees the AARP Investment Program from Scudder Investments, but does not act as an investment advisor or recommend specific mutual funds. DeIM has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Prime and Premium AARP Class shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by DeIM. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% of the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

C. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the six months ended November 30, 2004, the custody fee was reduced by $2,682 for custodian credits earned.

D. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a  $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2004		Year Ended May 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Prime Reserve Class AARP	9,132,599	$ 9,132,599	25,567,901	$ 25,593,687
Prime Reserve Class S	6,230,768	6,230,768	16,607,555	16,607,555
Premium Class AARP	37,113,649	37,113,648	106,428,595	106,428,595
Premium Class S	124,136,507	124,136,507	330,040,352	330,040,352
Managed	502,445,835	502,445,835	1,210,224,788	1,210,272,887
Institutional	51,621,284,067	51,621,284,069	87,796,243,090	87,796,388,957
		$ 52,300,343,426		$ 89,485,332,033
Shares issued to shareholders in reinvestment of distributions
Prime Reserve Class AARP	488,086	$ 488,086	627,259	$ 627,259
Prime Reserve Class S	208,622	208,622	277,342	277,342
Premium Class AARP	1,029,723	1,029,723	1,323,988	1,323,988
Premium Class S	3,071,337	3,071,337	4,295,332	4,295,332
Managed	643,566	643,566	1,041,789	1,041,789
Institutional	46,169,029	46,169,029	55,307,359	55,307,359
		$ 51,610,363		$ 62,873,069
Shares redeemed
Prime Reserve Class AARP	(16,903,719)	$ (16,903,719)	(59,453,732)	$ (59,507,681)
Prime Reserve Class S	(9,214,620)	(9,214,620)	(26,152,761)	(26,152,761)
Premium Class AARP	(42,359,900)	(42,359,900)	(130,160,612)	(130,160,612)
Premium Class S	(147,072,661)	(147,168,162)	(475,405,005)	(475,405,005)
Managed	(522,873,735)	(522,873,735)	(1,347,708,980)	(1,347,708,980)
Institutional	(51,729,573,482)	(51,729,573,482)	(88,467,180,096)	(88,467,180,096)
		$ (52,468,093,618)		$ (90,506,115,135)
Net increase (decrease)
Prime Reserve Class AARP	(7,283,034)	$ (7,283,034)	(33,258,572)	$ (33,286,735)
Prime Reserve Class S	(2,775,230)	(2,775,230)	(9,267,864)	(9,267,864)
Premium Class AARP	(4,216,528)	(4,216,529)	(22,408,029)	(22,408,029)
Premium Class S	(19,864,817)	(19,960,318)	(141,069,321)	(141,069,321)
Managed	(19,784,334)	(19,784,334)	(136,442,403)	(136,394,304)
Institutional	(62,120,386)	(62,120,384)	(615,629,647)	(615,483,780)
		$ (116,139,829)		$ (957,910,033)

F. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2004

Notes

Notes

Notes

Notes

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates
Independent Trustees/Directors. Fund shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL
33910.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Money Market Series

By:                                 /s/Julian Sluyters
                                    -------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Money Market Series

By:                                 /s/Julian Sluyters
                                    -------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 31, 2005

By:                                 /s/Paul Schubert
                                    -------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               January 31, 2005